Debt - Schedule of Outstanding Balances of Short-Term and Long-Term Debt by Denominated Currencies and Major Banks (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Short-term and long-term debt	$ 6,845,081,000	$ 8,991,431,000
Russian Ruble [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	2,769,307,000	5,356,491,000
Russian Ruble [Member] | Other [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	16,690,000	24,078,000
Russian Ruble [Member] | Bonds [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	357,522,000	1,306,303,000
Russian Ruble [Member] | VTB Bank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	1,114,957,000	1,742,026,000
Russian Ruble [Member] | Gazprombank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	599,538,000	992,550,000
Russian Ruble [Member] | Sberbank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	583,187,000	1,220,212,000
Russian Ruble [Member] | Uralsib [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	60,070,000
Russian Ruble [Member] | Eurasian Development Bank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	37,343,000	71,322,000
U.S. Dollar [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	3,633,400,000	3,009,798,000
U.S. Dollar [Member] | Other [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	5,809,000	11,446,000
U.S. Dollar [Member] | Gazprombank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	1,388,889,000	1,313,153,000
U.S. Dollar [Member] | Sberbank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	777,981,000	100,000,000
U.S. Dollar [Member] | Uralsib [Member]
Debt Instrument [Line Items]
Short-term and long-term debt		10,000,000
U.S. Dollar [Member] | Syndicated Credit Facility [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	1,003,964,000	1,003,964,000
U.S. Dollar [Member] | VEB [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	167,288,000	33,348,000
U.S. Dollar [Member] | BNP Paribas [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	154,869,000	168,948,000
U.S. Dollar [Member] | MCB [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	105,000,000	105,000,000
U.S. Dollar [Member] | Raiffeisen Bank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	29,600,000	43,250,000
U.S. Dollar [Member] | Alfa-Bank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt		150,000,000
U.S. Dollar [Member] | UniCredit Bank (Former Bayerische Hypo-und-Vereinsbank) [Member]
Debt Instrument [Line Items]
Short-term and long-term debt		51,429,000
U.S. Dollar [Member] | ING Bank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt		19,260,000
Euro [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	441,887,000	612,133,000
Euro [Member] | Other [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	49,013,000	62,579,000
Euro [Member] | VTB Bank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	33,866,000	44,929,000
Euro [Member] | Gazprombank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	18,829,000	37,098,000
Euro [Member] | Uralsib [Member]
Debt Instrument [Line Items]
Short-term and long-term debt		48,090,000
Euro [Member] | BNP Paribas [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	187,923,000	227,733,000
Euro [Member] | Raiffeisen Bank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	7,257,000	10,260,000
Euro [Member] | UniCredit Bank (Former Bayerische Hypo-und-Vereinsbank) [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	53,204,000	67,305,000
Euro [Member] | ING Bank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	38,924,000	47,844,000
Euro [Member] | Banca Nazionale Del Lavoro ( formely Fortis) [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	52,871,000	66,295,000
Kazakh Tenge [Member]
Debt Instrument [Line Items]
Short-term and long-term debt		10,416,000
Kazakh Tenge [Member] | Sberbank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt		10,416,000
Turkish Lira [Member]
Debt Instrument [Line Items]
Short-term and long-term debt		2,593,000
Turkish Lira [Member] | Other [Member]
Debt Instrument [Line Items]
Short-term and long-term debt		2,593,000
Czech krona [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	487,000
Czech krona [Member] | Other [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	$ 487,000